FHLB Advances	12 Months Ended
Sep. 30, 2011
FHLB Advances [Abstract]
Federal Home Loan Bank Advances
FHLB ADVANCES

Maturity dates of FHLB advances were as follows:

September 30,	2011	2010
	(In thousands)
FHLB advances
Within 1 year	—	—
1 to 3 years	—	100,000
4 to 5 years	1,212,066	415,548
More than 5 years	750,000	1,350,000
	$1,962,066	$1,865,548

$1,150,000,000 of the 2011 advances and $1,350,000,000 of the 2010 advances included in the above table are callable by the FHLB. If these callable advances were to be called at the earliest call dates, the maturities of all FHLB advances would be as follows:

September 30,	2011	2010
	(In thousands)
FHLB advances
Within 1 year	$1,100,000	$400,000
1 to 3 years	450,000	875,000
4 to 5 years	412,066	390,548
More than 5 years	—	200,000
	$1,962,066	$1,865,548

Financial data pertaining to the weighted-average cost and the amount of FHLB advances were as follows:

September 30,	2011	2010	2009
	(In thousands)
Weighted average interest rate at end of year	4.10%	4.24%	4.39%
Weighted daily average interest rate during the year	4.35%	4.46%	4.23%
Daily average of FHLB advances	$1,883,135	$2,070,843	$2,243,242
Maximum amount of FHLB advances at any month end	1,962,616	2,078,695	2,743,026
Interest expense during the year	81,994	92,402	94,048

FHLB advances are collateralized as provided for in the Advances, Pledge and Security Agreement by all FHLB stock owned by the Company, deposits with the FHLB and certain mortgages or deeds of trust securing such properties as provided in the agreements with the FHLB. As a member of the FHLB of Seattle, the Company currently has a credit line of 50% of the total assets of the Bank, subject to collateralization requirements.